Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Value Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

March 31, 2023

THE EQUITY SPECIALISTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (97.91%)
COMMUNICATION SERVICES – (16.25%)
Media & Entertainment – (16.25%)
Alphabet Inc., Class A *	33,800	$3,506,074
Alphabet Inc., Class C *	22,060	2,294,240
IAC Inc. *	11,240	579,984
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	2,721
Meta Platforms, Inc., Class A *	36,660	7,769,721
	Total Communication Services	14,152,740
CONSUMER DISCRETIONARY – (8.95%)
Consumer Discretionary Distribution & Retail – (8.95%)
Amazon.com, Inc. *	40,670	4,200,804
Coupang, Inc., Class A (South Korea)*	46,102	737,632
JD.com, Inc., Class A, ADR (China)	22,620	992,792
Naspers Ltd. - N (South Africa)	2,590	479,912
Prosus N.V., Class N (Netherlands)	17,694	1,385,511
	Total Consumer Discretionary	7,796,651
CONSUMER STAPLES – (1.05%)
Food, Beverage & Tobacco – (1.05%)
Darling Ingredients Inc. *	15,640	913,376
	Total Consumer Staples	913,376
FINANCIALS – (45.42%)
Banks – (19.68%)
Danske Bank A/S (Denmark)*	107,320	2,159,148
DBS Group Holdings Ltd. (Singapore)	119,877	2,980,350
JPMorgan Chase & Co.	25,278	3,293,976
U.S. Bancorp	72,680	2,620,114
Wells Fargo & Co.	162,704	6,081,876
		17,135,464
Financial Services – (19.34%)
Capital Markets – (3.87%)
Bank of New York Mellon Corp.	74,090	3,366,650
Consumer Finance – (6.91%)
American Express Co.	4,439	732,213
Capital One Financial Corp.	55,000	5,288,800
		6,021,013
Financial Services – (8.56%)
Berkshire Hathaway Inc., Class A *	16	7,449,600
		16,837,263
Insurance – (6.40%)
Life & Health Insurance – (3.83%)
AIA Group Ltd. (Hong Kong)	193,800	2,032,449
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,300,312
		3,332,761
Property & Casualty Insurance – (2.57%)
Chubb Ltd.	7,770	1,508,779
Loews Corp.	5,290	306,926
Markel Corp. *	330	421,545
		2,237,250
		5,570,011
	Total Financials	39,542,738

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (6.67%)
Health Care Equipment & Services – (3.84%)
	Cigna Group	9,437	$2,411,436
	Quest Diagnostics Inc.	6,600	933,768
			3,345,204
Pharmaceuticals, Biotechnology & Life Sciences – (2.83%)
	Viatris Inc.	256,290	2,465,510
		Total Health Care	5,810,714
INDUSTRIALS – (1.63%)
Capital Goods – (1.63%)
	Orascom Construction PLC (United Arab Emirates)	13,155	40,806
	Owens Corning	14,350	1,374,730
		Total Industrials	1,415,536
INFORMATION TECHNOLOGY – (15.62%)
Semiconductors & Semiconductor Equipment – (13.25%)
	Applied Materials, Inc.	49,400	6,067,802
	Intel Corp.	56,900	1,858,923
	Texas Instruments Inc.	19,390	3,606,734
			11,533,459
Software & Services – (1.24%)
	Microsoft Corp.	3,730	1,075,359
Technology Hardware & Equipment – (1.13%)
	Samsung Electronics Co., Ltd. (South Korea)	19,960	987,041
		Total Information Technology	13,595,859
MATERIALS – (2.32%)
	Teck Resources Ltd., Class B (Canada)	55,380	2,021,370
		Total Materials	2,021,370
	TOTAL COMMON STOCK – (Identified cost $46,633,839)		85,248,984
SHORT-TERM INVESTMENTS – (0.59%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $291,117 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $296,820)	$291,000	291,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $227,091 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-5.50%, 06/01/28-05/01/47, total market value $231,540)	227,000	227,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $518,000)		518,000
	Total Investments – (98.50%) – (Identified cost $47,151,839)		85,766,984
	Other Assets Less Liabilities – (1.50%)		1,303,737
		Net Assets – (100.00%)	$87,070,721

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (98.18%)
CONSUMER DISCRETIONARY – (3.14%)
Consumer Discretionary Distribution & Retail – (3.14%)
Prosus N.V., Class N (Netherlands)	19,930	$1,560,599
	Total Consumer Discretionary	1,560,599
FINANCIALS – (95.04%)
Banks – (43.92%)
Bank of America Corp.	76,030	2,174,458
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	43,490	1,174,230
Danske Bank A/S (Denmark)*	93,760	1,886,338
DBS Group Holdings Ltd. (Singapore)	105,437	2,621,347
DNB Bank ASA (Norway)	62,990	1,127,252
Fifth Third Bancorp	86,250	2,297,700
JPMorgan Chase & Co.	24,960	3,252,538
Metro Bank PLC (United Kingdom)*	97,530	127,862
PNC Financial Services Group, Inc.	14,500	1,842,950
U.S. Bancorp	63,010	2,271,510
Wells Fargo & Co.	80,670	3,015,445
		21,791,630
Financial Services – (33.83%)
Capital Markets – (13.33%)
Bank of New York Mellon Corp.	59,000	2,680,960
Charles Schwab Corp.	11,320	592,942
Julius Baer Group Ltd. (Switzerland)	48,909	3,340,897
		6,614,799
Consumer Finance – (11.72%)
American Express Co.	12,630	2,083,318
Capital One Financial Corp.	38,830	3,733,893
		5,817,211
Financial Services – (8.78%)
Berkshire Hathaway Inc., Class A *	7	3,259,200
Rocket Companies, Inc., Class A *	121,170	1,097,800
		4,357,000
		16,789,010
Insurance – (17.29%)
Life & Health Insurance – (1.31%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	100,500	650,156
Property & Casualty Insurance – (14.20%)
Chubb Ltd.	13,606	2,642,013
Loews Corp.	27,150	1,575,243
Markel Corp. *	2,215	2,829,463
		7,046,719
Reinsurance – (1.78%)
Everest Re Group, Ltd.	1,740	622,955

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	27,590	$259,070
			882,025
			8,578,900
		Total Financials	47,159,540
	TOTAL COMMON STOCK – (Identified cost $31,858,607)		48,720,139
SHORT-TERM INVESTMENTS – (1.59%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $442,177 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $450,840)	$442,000	442,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $346,139 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.00%, 05/01/23-01/01/53, total market value $352,920)	346,000	346,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $788,000)		788,000
	Total Investments – (99.77%) – (Identified cost $32,646,607)		49,508,139
	Other Assets Less Liabilities – (0.23%)		112,163
		Net Assets – (100.00%)	$49,620,302

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (96.47%)
REAL ESTATE – (96.47%)
Equity Real Estate Investment Trusts (REITs) – (96.47%)
Health Care REITs – (7.89%)
Community Healthcare Trust, Inc.	1,340	$49,044
Healthpeak Properties, Inc.	5,340	117,320
Ventas, Inc.	6,940	300,849
Welltower Inc.	4,470	320,454
		787,667
Hotel & Resort REITs – (2.17%)
Sunstone Hotel Investors, Inc.	21,930	216,668
Industrial REITs – (16.13%)
Prologis, Inc.	6,427	801,897
Rexford Industrial Realty, Inc.	7,100	423,515
Terreno Realty Corp.	5,940	383,724
		1,609,136
Office REITs – (15.14%)
Alexandria Real Estate Equities, Inc.	3,050	383,049
Boston Properties, Inc.	3,430	185,632
Cousins Properties, Inc.	18,255	390,292
Derwent London plc (United Kingdom)	3,330	96,920
Douglas Emmett, Inc.	12,230	150,796
Great Portland Estates plc (United Kingdom)	14,560	91,124
Highwoods Properties, Inc.	3,750	86,963
Hudson Pacific Properties, Inc.	18,980	126,217
		1,510,993
Residential REITs – (18.41%)
American Homes 4 Rent, Class A	7,140	224,553
AvalonBay Communities, Inc.	2,600	436,956
Camden Property Trust	1,820	190,809
Equity Residential	3,920	235,200
Essex Property Trust, Inc.	1,840	384,817
Sun Communities, Inc.	850	119,748
UDR, Inc.	5,950	244,307
		1,836,390
Retail REITs – (12.34%)
Brixmor Property Group, Inc.	18,560	399,411
Federal Realty Investment Trust	1,410	139,351
NetSTREIT Corp.	4,150	75,862
Retail Opportunity Investments Corp.	14,005	195,510
Simon Property Group, Inc.	3,760	421,007
		1,231,141
Specialized REITs – (24.39%)
American Tower Corp.	1,690	345,335
Crown Castle Inc.	2,020	270,357
CubeSmart	3,800	175,636
Digital Realty Trust, Inc.	2,760	271,336
Equinix, Inc.	668	481,655
Life Storage, Inc.	1,700	222,853

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2023 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Public Storage	1,760	$531,766
VICI Properties Inc.	4,120	134,394
		2,433,332
	Total Real Estate	9,625,327
TOTAL COMMON STOCK – (Identified cost $8,310,216)		9,625,327
SHORT-TERM INVESTMENTS – (3.57%)
StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $200,080 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $204,000)	$200,000	200,000
Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $156,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.50%, 02/01/24-02/01/53, total market value $159,120)	156,000	156,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $356,000)		356,000
Total Investments – (100.04%) – (Identified cost $8,666,216)		9,981,327
Liabilities Less Other Assets – (0.04%)		(4,013)
	Net Assets – (100.00%)	$9,977,314

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser's process for determining the fair value of the Funds' investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$14,152,740	$–	$–
Consumer Discretionary	5,931,228	–	–
Consumer Staples	913,376	–	–
Financials	31,070,479	37,405,688	–
Health Care	5,810,714	–	–
Industrials	1,415,536	–	–
Information Technology	12,608,818	–	–
Materials	2,021,370	–	–
Real Estate	–	–	9,437,283
Total Level 1	73,924,261	37,405,688	9,437,283
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	1,865,423	1,560,599	–
Financials	8,472,259	9,753,852	–
Information Technology	987,041	–	–
Real Estate	–	–	188,044
Short-Term Investments	518,000	788,000	356,000
Total Level 2	11,842,723	12,102,451	544,044
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$85,766,984	$49,508,139	$9,981,327

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At March 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Cost	$48,157,504	$32,757,500	$8,799,692
Unrealized appreciation	41,383,725	19,710,661	2,140,289
Unrealized depreciation	(3,774,245)	(2,960,022)	(958,654)
Net unrealized appreciation	$37,609,480	$16,750,639	$1,181,635